Document and Entity Information	0 Months Ended
Apr. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2014
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Aug. 28, 2014
Document Effective Date	Sep. 01, 2014
Prospectus Date	Sep. 01, 2014
Bradesco Latin American Equity Fund | Class A
Risk/Return:
Trading Symbol	BDEAX
Bradesco Latin American Equity Fund | Class C
Risk/Return:
Trading Symbol	BDECX
Bradesco Latin American Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	BDEIX
Bradesco Latin American Equity Fund | Retail Class
Risk/Return:
Trading Symbol	BDERX
Bradesco Latin American Hard Currency Bond Fund | Class A
Risk/Return:
Trading Symbol	BHCAX
Bradesco Latin American Hard Currency Bond Fund | Class C
Risk/Return:
Trading Symbol	BHCCX
Bradesco Latin American Hard Currency Bond Fund | Institutional Class
Risk/Return:
Trading Symbol	BHCIX
Bradesco Latin American Hard Currency Bond Fund | Retail Class
Risk/Return:
Trading Symbol	BHCRX
Cutwater Investment Grade Bond Fund | Institutional
Risk/Return:
Trading Symbol	CWBIX
Cutwater Investment Grade Bond Fund | Class A
Risk/Return:
Trading Symbol	CWBNX
Cutwater Investment Grade Bond Fund | Class C
Risk/Return:
Trading Symbol	CIGTX
DuPont Capital Emerging Markets Fund | Class I
Risk/Return:
Trading Symbol	DCMEX
DuPont Capital Emerging Markets Debt Fund | Class I
Risk/Return:
Trading Symbol	DCDEX
EIC Value Fund | Class A
Risk/Return:
Trading Symbol	EICVX
EIC Value Fund | Class C
Risk/Return:
Trading Symbol	EICCX
EIC Value Fund | Retail Class
Risk/Return:
Trading Symbol	EICRX
EIC Value Fund | Institutional Class
Risk/Return:
Trading Symbol	EICIX
Estabrook Investment Grade Fixed Income Fund | Class A
Risk/Return:
Trading Symbol	EEFAX
Estabrook Investment Grade Fixed Income Fund | Class C
Risk/Return:
Trading Symbol	EEFCX
Estabrook Investment Grade Fixed Income Fund | Class I
Risk/Return:
Trading Symbol	EEFIX
Estabrook Investment Grade Fixed Income Fund | Class R
Risk/Return:
Trading Symbol	EEFRX
Lateef Fund | Class A
Risk/Return:
Trading Symbol	LIMAX
Lateef Fund | Class C
Risk/Return:
Trading Symbol	LIMCX
Lateef Fund | Class I
Risk/Return:
Trading Symbol	LIMIX
Montibus Small Cap Growth Fund | Class A
Risk/Return:
Trading Symbol	SGWAX
Montibus Small Cap Growth Fund | Adviser Class
Risk/Return:
Trading Symbol	SGWYX
Montibus Small Cap Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	SGRIX
Mount Lucas U.S. Focused Equity Fund | Class I
Risk/Return:
Trading Symbol	BMLEX
Pacific Capital Tax-Free Securities Fund | Class Y
Risk/Return:
Trading Symbol	PTXFX
Pacific Capital Tax-Free Short Intermediate Securities Fund | Class Y
Risk/Return:
Trading Symbol	PTFSX
Polen Growth Fund | Retail Class
Risk/Return:
Trading Symbol	POLRX
Polen Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	POLIX
Private Capital Management Value Fund | Class A
Risk/Return:
Trading Symbol	VFPAX
Private Capital Management Value Fund | Class I
Risk/Return:
Trading Symbol	VFPIX
Quality Dividend Fund | Class A
Risk/Return:
Trading Symbol	QDVAX
Quality Dividend Fund | Class C
Risk/Return:
Trading Symbol	QDVCX
Quality Dividend Fund | Institutional Class
Risk/Return:
Trading Symbol	QDVIX
Sirios Focus Fund | Class A
Risk/Return:
Trading Symbol	SFDAX
Sirios Focus Fund | Class C
Risk/Return:
Trading Symbol	SFDCX
Sirios Focus Fund | Institutional Class
Risk/Return:
Trading Symbol	SFDIX
Sirios Focus Fund | Retail Class
Risk/Return:
Trading Symbol	SFDRX
Skybridge Dividend Value Fund | Class A Shares
Risk/Return:
Trading Symbol	SKYAX
Skybridge Dividend Value Fund | Class C Shares
Risk/Return:
Trading Symbol	SKYCX
Skybridge Dividend Value Fund | Class I Shares
Risk/Return:
Trading Symbol	SKYIX
WHV International Equity Fund | Class A
Risk/Return:
Trading Symbol	WHVAX
WHV International Equity Fund | Class I
Risk/Return:
Trading Symbol	WHVIX
WHV International Equity Fund | Class C
Risk/Return:
Trading Symbol	WHVCX
WHV/Seizert Small Cap Value Equity Fund | Class A
Risk/Return:
Trading Symbol	WVSAX
WHV/Seizert Small Cap Value Equity Fund | Class C
Risk/Return:
Trading Symbol	WVSCX
WHV/Seizert Small Cap Value Equity Fund | Class I
Risk/Return:
Trading Symbol	WVSIX
Class A Prospectus | Boston Advisors Broad Allocation Strategy Fund | Class A
Risk/Return:
Trading Symbol	BABAX
Institutional Class Prospectus | Boston Advisors Broad Allocation Strategy Fund | Institutional
Risk/Return:
Trading Symbol	BABIX